Fair Value Measurements - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Short-Term Investments	$ 53,835	$ 67,891
Fixed time or certificates of deposit maturity	90 days	90 days
Fair value, inputs, level 3 [Member] | Senior Notes [Member]
Valuation difference between actual face value of the debt and expected value of the debt using present interest rate	$ 1,800
Money market funds [Member] | Fair value, inputs, level 1 [Member]
Cash Equivalents, at Carrying Value	250,900	$ 217,400
Money market funds [Member] | Fair Value, Inputs, Level 2 [Member]
Short-Term Investments	$ 53,800	$ 67,900